Fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as of December 31, 2023 and December 31, 2022 are as follows:

	December 31, 2023		December 31, 2022
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Liabilities
$575 million secured bond in issue (Level 1)	597	558	—	—
First Lien Senior Secured (Level 3)	—	—	195	184
Second Lien Senior Secured (Level 3)	—	—	284	284
Unsecured Convertible Bond - debt component (Level 3)	49	50	46	50
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2023 and December 31, 2022 are as follows:

	As at December 31, 2023		As at December 31, 2022
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	697	697	480	480
Restricted cash (Level 1)	31	31	118	118
Interest rate cap (Level 2)	—	—	5	5